Financial Instruments - Summary of Exposure of Borrowings To Fluctuation In Interest Rate Risk (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Borrowings to which variable interest rate applies	¥ 60,584	¥ 55,048
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Borrowings to which variable interest rate applies	¥ 37,584	¥ 41,416